VIA EDGAR

Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006

July 17, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust (filing relates to EuroPac Gold Fund)
(File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Post-Effective Amendment No. 378 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 389 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to Registrant’s EuroPac Gold Fund series, previously named EuroPac Precious Metals Fund (the “Fund”).

The attached Amendment is being filed for the purpose of responding to comments provided by the staff of the Commission regarding the Registrant’s initial filing with respect to the Fund.  As noted on its facing page, the Amendment is being filed under paragraph (a) of Rule 485 under the 1933 Act.  The Registrant respectfully requests that the effective date for the Amendment be accelerated so that it will be declared effective on July 18, 2013.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to be declared effective.

Please direct any inquiries regarding this filing to me at (202) 373-6599 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Mana Behbin

Mana Behbin

Enclosures